Award Timing Disclosure	12 Months Ended
Nov. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards. The Company typically grants regular annual long-term equity incentive awards (including stock options and RSU and PSU grants to our NEOs) two business days after the filing of the Company’s Annual Report on Form 10-K. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).

It is the Compensation Committee’s practice to not grant equity awards to our NEOs during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K. Neither the Board nor the Compensation Committee otherwise take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. Stock options are granted with an exercise price at least equal to the fair market value of our common stock on the date of grant, as required by the 2020 Incentive Plan.

During fiscal 2025, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	It is the Compensation Committee’s practice to not grant equity awards to our NEOs during the period beginning four business days before and ending one business day after the filing of the Company’s Annual Report on Form 10-K. Neither the Board nor the Compensation Committee otherwise take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. Stock options are granted with an exercise price at least equal to the fair market value of our common stock on the date of grant, as required by the 2020 Incentive Plan.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false